Operating Expenses (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Operating Expenses [Abstract]
Lease liabilities	$ 0.2	$ 0.5	$ 1.4	$ 1.5